CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks		$ 639,073	$ 373,274
Federal funds sold		87,364	50,838
Securities purchased under agreements to resell (Note 23)		725,609	613,682
Total cash and cash equivalents		1,452,046	1,037,794
Interest-bearing cash		1,185,600	1,060,034
Trading securities		1,416,345	897,071
Loans held-for-sale	[1]	699,377	111,248
Securities available-for-sale (Note 3)		5,170,255	3,943,499
Securities held-to-maturity (Note 3)		10,000	14,347
Loans, net of unearned income	[2]	27,658,929	19,589,520
Less: Allowance for loan losses		189,555	202,068
Total net loans		27,469,374	19,387,452
Goodwill (Note 7)		1,386,853	191,371
Other intangible assets, net (Note 7)		184,389	21,017
Fixed income receivables		68,693	57,411
Premises and equipment, net (December 31, 2017 and 2016 include $53.2 million and $5.8 million, respectively, classified as held-for-sale) (Note 6)		532,251	289,385
Other real estate owned (OREO)	[3]	43,382	16,237
Derivative assets (Note 22)		81,634	121,654
Other assets		1,723,189	1,406,711
Total assets		41,423,388	28,555,231
Deposits:
Savings (December 31, 2017 includes $22.6 million classified as held-for-sale)		10,872,665	9,428,197
Time deposits net (December 31, 2017 includes $8.0 million classified as held-for-sale)(Note 8)		3,322,921	1,355,133
Other interest-bearing deposits		8,401,773	5,948,439
Interest-bearing		22,597,359	16,731,769
Noninterest-bearing (December 31, 2017 includes $4.8 million classified as held-for-sale)		8,023,003	5,940,594
Total deposits		30,620,362	22,672,363
Federal funds purchased (Note 9)		399,820	414,207
Securities sold under agreements to repurchase (Note 9 and Note 23)		656,602	453,053
Trading liabilities (Note 9)		638,515	561,848
Other short-term borrowings (Note 9)		2,626,213	83,177
Term borrowings (Note 10)		1,218,097	1,040,656
Fixed income payables		48,996	21,002
Derivative liabilities (Note 22)		85,061	135,897
Other liabilities		549,234	467,944
Total liabilities		36,842,900	25,850,147
First Horizon National Corporation Shareholders’ Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2017 and 2016) (Note 11)		95,624	95,624
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 326,736,214 on December 31, 2017 and 233,623,686 on December 31, 2016)		204,211	146,015
Capital surplus		3,147,613	1,386,636
Undivided profits		1,160,434	1,029,032
Accumulated other comprehensive loss, net (Note 14)		(322,825)	(247,654)
Total First Horizon National Corporation Shareholders’ Equity		4,285,057	2,409,653
Noncontrolling interest (Note 11)		295,431	295,431
Total equity		4,580,488	2,705,084
Total liabilities and equity		$ 41,423,388	$ 28,555,231

[1]	December 31, 2017 and 2016 include $11.7 million and $19.3 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[3]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.